UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-4471
                                   ----------

 Value Line Aggressive Income Trust
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                   --------------

Date of fiscal year end: January 31, 2005
                         ----------------

Date of reporting period: July 31, 2004
                         ---------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended 7/31/04 is included with this Form.

Item 2.  Code of Ethics
------   --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
------   ---------------------------------

         Not applicable.

Item 10. Controls and Procedures.
------   ------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
--------  ---------

(a)           Not applicable.

(b)           (1) Certification pursuant to Rule 30a-2 under the
              Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

              (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                  Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       ----------------------------------
       Jean B. Buttner, President


Date:  September 21, 2004
       ----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       --------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       --------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: September 21, 2004
     --------------------

--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110
SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729
INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      300 Madison Avenue
ACCOUNTING FIRM        New York, NY 10017
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830
TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr
OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       Sigourney B. Romaine
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS, AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #530546


--------------------------------------------------------------------------------
                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 JULY 31, 2004
--------------------------------------------------------------------------------
                                   VALUE LINE

                            AGGRESSIVE INCOME TRUST








                              [VALUE LINE GRAPHIC]

VALUE LINE AGGRESSIVE INCOME TRUST
                                                    To Our Value Line Aggressive
--------------------------------------------------------------------------------

To Our Shareholders:

During the six months ended July 31, 2004 the total return of the Value Line Aggressive Income Trust was 1.49%. This showing outperformed the Lehman Brothers High Yield Index (1), a proxy for the overall high yield market, which was up 0.81% over the same period.

The last six months have been an uninspiring period, as the high yield market has been trying to gauge the strength of the U.S. economy going forward. Recent economic data point to deceleration, as the 4% plus GDP growth seen over the past year slowed to below 3% (2.8%) for the second quarter in the U.S. This is to be expected with the increase in oil prices acting as a tax on economic activity, combined with the gradual tightening stance of the Federal Reserve. During the past few months, the overnight Fed Funds rate (the rate at which banks borrow and lend excess reserves to each other) has been raised to 1.5% from the 45-year low of 1.0%, and we expect this tightening cycle to continue for the next year or so. U.S. corporate default rates have fallen to 3% in the trailing twelve-month period according to Moody's, due to the strong economy and favorable refinancing environment and are expected to remain in this area for the next few quarters. With economic comparisons likely becoming slightly more difficult next year due to tighter monetary policy, we look for a more moderate growth pace in 2005 and thus continue to take a conservative investment stance. Given this situation, we look for returns over the next twelve-month period to roughly match the 6.5% current yield of the fund.

While the U.S. economy's growth appears to be moderating, we continue to focus our investments in the more liquid and stronger credits available in the High Yield sector. During the past six months, we have continued to add to our overweight position (18% versus 15% six months ago) in the energy sector. The large increase in oil and natural gas commodity prices this year augurs well for continued strong earnings and cash flows by these companies. While energy prices can be volatile, we believe oil will stay well above $30 a barrel in the foreseeable future given the strong global demand for these resources, especially in the developing countries in Asia. If this proves true, our investments in this sector should continue to perform well. Following the various energy segments, we have 4.0% to 4.5% weightings of the fund in the retailing, homebuilding, and chemical sectors. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. Thank you for your continued investment.



                                Sincerely,


[GRAPHIC OMITTED]



                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT



September 10, 2004




--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.



--------------------------------------------------------------------------------
2

                                              VALUE LINE AGGRESSIVE INCOME TRUST
Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The U.S. economic expansion, which proceeded strongly from the middle of 2003 through the opening few months of this year, has more recently started to show signs of fatigue. True, the business upturn is hardly collapsing, and we are still seeing improvement in the capital goods area and in certain industrial sectors. However, consumer spending is now increasing more slowly than it had been, while the homebuilding market shows evidence of cooling off a little. Our sense is that gross domestic product growth will now proceed at a moderate 3.0%-3.5% over the next several quarters.

The slowing in growth may well have positive ramifications. That is because the current deceleration in economic activity appears mild and seems unlikely to evolve into a full-fledged slowdown barring another surge in oil prices. (Higher oil prices limit economic growth by taking money out of the pockets of consumers and businesses). If we are correct and the economy shifts to a modestly slower, but sustainable pace, with accompanying lower inflation, the Federal Reserve might well be inclined to proceed slowly and cautiously in raising interest rates.

Our current benign economic forecast, it should be noted, excludes any allowance for a further escalation in global military conflict or new acts of terrorism, neither of which can be accurately predicted as to scope or timing.

Performance Data:*


                                      GROWTH OF AN ASSUMED     AVERAGE ANNUAL
                                     INVESTMENT OF $10,000      TOTAL RETURN
                                    -----------------------   ---------------
 1 year ended 07/31/04 ..........           $11,211                 12.11%
 5 years ended 07/31/04 .........           $10,776                  1.51%
10 years ended 07/31/04 .........           $17,418                  5.71%

--------------------------------------------------------------------------------
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
  OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE
  OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------
                                                                               3

VALUE LINE AGGRESSIVE INCOME TRUST
--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12-b1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1,2004 through July 31,2004).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses.You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder report of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),redemption fees,or exchange fees. Therefore, the second line of the table is useful for comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would not have changed for this Fund as there are no transactional costs for this Fund.

                                                                                 EXPENSES*
                                                                                PAID DURING
                                                      BEGINNING      ENDING       PERIOD
                                                       ACCOUNT      ACCOUNT       2/1/04
                                                        VALUE        VALUE         THRU
                                                        2/1/04      7/31/04       7/31/04
                                                     -----------   ---------   ------------
Actual ...........................................      $1,000      $1,015        $ 7.11
Hypothetical (5% return before expenses) .........      $1,000      $1,018        $ 7.12

--------------------------------------------------------------------------------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO OF 1.42%
  MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY
  182/366 TO REFLECT THE ONE-HALF PERIOD.

--------------------------------------------------------------------------------
4

                                              VALUE LINE AGGRESSIVE INCOME TRUST
Schedule of Investments (unaudited)                                July 31, 2004
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                                               VALUE
------------                                                                                                        ------------
CONVERTIBLE BONDS & NOTES (3.4%)
              DIVERSIFIED COMPANY(0.7%)
$ 400,000     Gencorp, Inc., Subordinated Notes, 5 3/4%, (each note is convertible to 54.2888 shares of Common
              Stock at any time) 4/13/07 ........................................................................   $ 400,500
                                                                                                                    ---------
              DRUG (0.8%)
  500,000     Enzon, Inc., Subordinated Notes, 4 1/2% (each note is convertible to 14.0884 shares of Common
              Stock at anytime) 7/1/08 ..........................................................................     459,375
                                                                                                                    ---------
              ENTERTAINMENT (0.3%)
  250,000     Liberty Media Corp., Senior Subordinated Notes, 3 1/2%, (each note is convertible to 36.8189
              shares of Common Stock at any time) 1/15/31 .......................................................     215,938
                                                                                                                    ---------
              INDUSTRIAL SERVICES (0.9%)
  517,000     Interim Services, Inc. Surbordinated Notes, 4 1/2%, (each note is convertible to 26.8052 shares of
              Common Stock at any time) 6/1/05 ..................................................................     517,000
                                                                                                                    ---------
              TOBACCO (0.7%)
  500,000     Vector Group, Ltd., Subordinated Notes, 6 1/4%, (each note is convertible to 29.7089 shares of
              Common Stock at anytime) 7/15/08 ..................................................................     437,500
                                                                                                                    ---------
              TOTAL CONVERTIBLE BONDS & NOTES
              (COST $1,957,345) .................................................................................   2,030,313
                                                                                                                    ---------
CORPORATE BONDS & NOTES (81.0%)
              AUTO & TRUCK (1.1%)
  750,000     Broder Bros. Co., Senior Notes, 11 1/4%, 10/15/10 ..................................................    691,875
                                                                                                                    ---------
              AUTO PARTS (1.3%)
  750,000     Cummins Engine, Inc., Notes, 6.45%, 3/1/05 ........................................................     765,000
                                                                                                                    ---------
              CABLE TV (3.0%)
  750,000     Charter Communications Holdings, Senior Notes, 9 5/8%, 11/15/09 ...................................     570,000
  750,000     MediaCom LLC, Senior Notes, 9 1/2%, 1/15/13 .......................................................     693,750
1,000,000     RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02, 11 1/8% thereafter) 10/15/07(3) ....     525,000
                                                                                                                    ---------
                                                                                                                    1,788,750
                                                                                                                    ---------
              CHEMICAL -- DIVERSIFIED (0.9%)
  500,000     Equistar Chemicals, LP, Senior Notes, 10 1/8%, 9/1/08 .............................................     548,125
                                                                                                                    ---------


--------------------------------------------------------------------------------
                                                                               5

VALUE LINE AGGRESSIVE INCOME TRUST
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                                   VALUE
------------                                                                                            ------------
              CHEMICAL -- SPECIALTY (3.2%)
$ 600,000     Arco Chemical Co., Debentures, 9.80%, 2/1/20 ..........................................   $ 597,000
  800,000     OM Group, Inc., Senior Subordinated Notes, 9 1/4%, 12/15/11 ...........................     818,000
  500,000     Polyone Corp. Senior Notes, 8 7/8%, 5/1/12 ............................................     496,250
                                                                                                        ---------
                                                                                                        1,911,250
                                                                                                        ---------
              COAL -- ALTERNATE ENERGY (4.6%)
  750,000     Consolidation Coal Co., Notes, Series MTN, 8 1/4%, 6/1/07(1) ..........................     800,625
  650,000     Massey Energy Co., Notes, 6.95%, 3/1/07 ...............................................     677,625
  750,000     Massey Energy Co., Senior Notes, 6 5/8%, 11/15/10 .....................................     765,000
  500,000     W.H. Holdings (Cayman Islands) Ltd., Senior Notes, 9 1/2%, 4/1/11 .....................     522,500
                                                                                                        ---------
                                                                                                        2,765,750
                                                                                                        ---------
              DIVERSIFIED COMPANIES (4.9%)
  500,000     American Standard, Inc., Senior Notes, 8 1/4%, 6/1/09 .................................     570,000
1,000,000     Dow Jones CDX NA HY Trust, Pass-thru Certificates, Series 3-1, 7 3/4%, 12/29/09(1) ....     978,130
1,000,000     Dow Jones CDX NA NY Trust, Pass-thru Certificates, Series 3-3, 8%, 12/29/09(1) ........     971,250
  500,000     Geon Co., Debentures, 7 1/2%, 12/15/15 ................................................     412,500
                                                                                                        ---------
                                                                                                        2,931,880
                                                                                                        ---------
              ELECTRICAL EQUIPMENT (2.8%)
  835,000     BRL Universal Equipment, Secured Notes, 8 7/8%, 2/15/08 ...............................     894,494
  750,000     Thomas & Betts Corp., Notes, 6.39%, 2/10/09 ...........................................     789,604
                                                                                                        ---------
                                                                                                        1,684,098
                                                                                                        ---------
              ELECTRONICS (2.2%)
  750,000     Avnet, Inc. Notes, 7 7/8%, 2/15/05 ....................................................     787,500
  500,000     Avnet, Inc. Notes, 9 3/4%, 2/15/08 ....................................................     568,125
                                                                                                        ---------
                                                                                                        1,355,625
                                                                                                        ---------
              ENTERTAINMENT (1.9%)
  600,000     American Casino & Entertainment, Senior Secured Notes, 7.85%, 2/1/12(1) ...............     612,000
  500,000     Royal Caribbean Cruises Ltd., Senior Notes, 7 1/4%, 8/15/06 ...........................     526,250
                                                                                                        ---------
                                                                                                        1,138,250
                                                                                                        ---------
              ENVIRONMENTAL (0.9%)
  500,000     IMCO Recycling, Inc., Secured Notes, 10 3/8%, 10/15/10 ................................     540,000
                                                                                                        ---------

--------------------------------------------------------------------------------
6

                                              VALUE LINE AGGRESSIVE INCOME TRUST
                                                                   July 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                          VALUE
------------                                                                                   ------------
              FINANCIAL SERVICES (0.8%)
$  43,000     IOS Capital LLC, Senior Notes, 7 1/4%, 6/30/08 ...............................   $  44,398
  500,000     Vesta Insurance Group, Inc., Senior Debentures, 8 3/4%, 7/15/25 ..............     410,000
                                                                                               ---------
                                                                                                 454,398
                                                                                               ---------
              FOOD PROCESSING (2.7%)
  500,000     Land O Lakes Inc., Senior Notes, 8 3/4%, 11/15/11 ............................     462,500
  600,000     Smithfield Foods, Inc., Senior Subordinated Notes, 7 5/8%, 2/15/08 ...........     631,500
  500,000     Universal Foods Corp. Notes, 6 1/2%, 4/1/09 ..................................     513,240
                                                                                               ---------
                                                                                               1,607,240
                                                                                               ---------
              FOREIGN TELECOMMUNICATIONS (0.0%)
  500,000     World Access, Inc., Senior Notes, 13 1/4%, 1/15/08(2) (3) ....................      23,125
                                                                                               ---------
              GROCERY (0.9%)
  500,000     Delhaize America, Inc. Guranteed Notes, 7 3/8%, 4/15/06 ......................     529,487
                                                                                               ---------
              HEALTHCARE INFORMATION SYSTEMS (3.4%)
  500,000     Curative Health Services Inc. Senior Notes, 10 3/4%, 5/1/11(1) ...............     452,500
  500,000     Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09 .............     536,250
1,000,000     Rotech Healthcare Inc., Senior Subordinated Notes, 9 1/2%, 4/1/12 ............   1,062,500
                                                                                               ---------
                                                                                               2,051,250
                                                                                               ---------
              HOME APPLIANCE (1.9%)
  500,000     Salton, Inc., Senior Subordinated Notes, 12 1/4%, 4/15/08 ....................     386,250
  750,000     Windmere-Durable Holdings, Inc., Senior Subordinated Notes, 10%, 7/31/08 .....     750,000
                                                                                               ---------
                                                                                               1,136,250
                                                                                               ---------
              HOME BUILDING (3.5%)
  500,000     William Lyon Homes, Inc., Senior Subordinated Notes, 10 3/4%, 4/1/13 .........     560,000
  500,000     Senior Housing Properties Trust, Senior Notes, 8 5/8%, 1/15/12 ...............     546,250
  500,000     Technical Olympic USA, Inc., Senior Subordinated Notes, 7 1/2%, 3/15/11 ......     465,000
  500,000     Technical Olympic USA, Inc., Senior Subordinated Notes, 10 3/8%, 7/1/12 ......     528,750
                                                                                               ---------
                                                                                               2,100,000
                                                                                               ---------
              HOTEL/GAMING (3.5%)
  500,000     Boyd Gaming Corp., Senior Subordinated Notes, 6 3/4%, 4/15/14(1) .............     480,625
1,000,000     Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17 ..........................   1,055,000
  500,000     Meritage Corp., Senior Notes, 9 3/4%, 6/1/11 .................................     552,500
                                                                                               ---------
                                                                                               2,088,125
                                                                                               ---------

--------------------------------------------------------------------------------
                                                                               7

VALUE LINE AGGRESSIVE INCOME TRUST
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------


  PRINCIPAL
   AMOUNT                                                                                                        VALUE
------------                                                                                                 ------------
              INFORMATION SERVICES (1.3%)
$ 750,000     Titan Corp., Senior Subordinated Notes, 8%, 5/15/11 ........................................   $ 757,500
                                                                                                             ---------
              INSURANCE -- PROPERTY CASUALTY (0.8%)
  500,000     PXRE Capital Trust I, Pass Thru Securities, 8.85%, 2/1/27 ..................................     495,000
                                                                                                             ---------
              MACHINERY (0.9%)
  500,000     JLG Industries, Inc., Senior Subordinated Notes, 8 3/8%, 6/15/12 ...........................     515,000
                                                                                                             ---------
              MARITIME (0.5%)
  300,000     Teekay Shipping Corp., Guaranteed 1st Preferred Shipping Mortgage Notes, 8.32%, 2/1/06 .....     311,625
                                                                                                             ---------
              MEDICAL SERVICES (0.9%)
  500,000     Res-Care, Inc., Senior Notes, 10 5/8%, 11/15/08 ............................................     530,000
                                                                                                             ---------
              METALS & MINING (2.1%)
  700,000     USEC, Inc., Senior Notes, 6 5/8%, 1/20/06 ..................................................     700,000
  500,000     Wolverine Tube, Inc., Senior Subordinated Notes, Series "B", 10 1/2%, 4/1/09 ...............     540,000
                                                                                                             ---------
                                                                                                             1,240,000
                                                                                                             ---------
              NATURAL GAS -- DIVERSIFIED (2.1%)
  726,000     Energy Corp., of America, Senior Subordinated Notes, Series "A", 9 1/2%, 5/15/07 ...........     696,960
  500,000     Gold Kist, Inc. Senior Notes, 10 1/4%, 3/15/14(1) ..........................................     540,000
                                                                                                             ---------
                                                                                                             1,236,960
                                                                                                             ---------
              OILFIELD SERVICES/EQUIPMENT (8.7%)
1,000,000     Bluewater Finance Ltd., Senior Subordinated Notes, 10 1/4%, 2/15/12 ........................   1,050,000
  250,000     Compagnie Generale de Geophysics, Inc., Senior Subordinated. Notes, 10 5/8%, 11/15/07 ......     265,313
  600,000     Gulfmark Offshore, Inc., Senior Notes, 7 3/4%, 7/15/14(1) ..................................     580,500
  750,000     Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 ........................     787,500
  316,000     Newpark Resources, Inc. Senior Subordinated Notes, Series "B", 8 5/8%, 12/15/07 ............     322,320
  600,000     Petroleum Geo-Services, Senior Notes, 10%, 11/15/10 ........................................     636,000
  610,000     Sonat, Inc., Notes, 7 5/8%, 7/15/11 ........................................................     555,100
  500,000     Seitel, Inc., Senior Notes, 11 3/4%, 7/15/11(1) ............................................     502,500
  500,000     Transmontaigne, Inc., Senior Subordinated Notes, 9 1/8%, 6/1/10 ............................     540,000
                                                                                                             ---------
                                                                                                             5,239,233
                                                                                                             ---------
              PACKAGING & CONTAINER (4.4%)
  500,000     Caraustar Industries, Inc., Senior Subordinated Notes, 9 7/8%, 4/1/11 ......................     517,500
  690,000     Four M Corp., Senior Secured Notes, Series "B", 12%, 6/1/06 ................................     690,000
  500,000     Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10 .......................................     457,500
1,000,000     Tekni-Plex, Inc., Senior Subordinated Notes, 12 3/4%, Series "B", 6/10/10 ..................     985,000
                                                                                                             ---------
                                                                                                             2,650,000
                                                                                                             ---------

--------------------------------------------------------------------------------
8

                                              VALUE LINE AGGRESSIVE INCOME TRUST
                                                                   July 31, 2004
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                               VALUE
----------                                                                                         -------------
            PAPER & FOREST PRODUCTS (0.8%)
$518,000    Scotia Pacific Co., LLC. Collateralized Notes, Series "B", 7.11%, 1/20/14 ..........   $  471,380
                                                                                                   ----------
            PETROLEUM -- PRODUCING (2.3%)
 750,000    Paramount Resources Ltd., Senior Notes, 7 7/8%, 11/1/10 ............................      723,750
 400,000    Paramount Resources Ltd., Senior Notes, 8 7/8%, 7/15/14 ............................      397,000
 250,000    Petroleum Helicopters, Inc., Senior Notes, Series "B", 9 3/8%, 5/1/09 ..............      265,000
                                                                                                   ----------
                                                                                                    1,385,750
                                                                                                   ----------
            R.E.I.T. (0.4%)
 250,000    Crescent Real Estate Equities, Senior Notes, 9 1/4%, 4/15/09 .......................      262,500
                                                                                                   ----------
            RETAIL -- SPECIAL LINES (0.8%)
 500,000    Phillips Van Heusen Corp., Senior Notes, 7 1/4%, 2/15/11(1) ........................      510,000
                                                                                                   ----------
            RETAIL STORE (4.2%)
 250,000    Dillard Department Stores, Inc., Notes, 7.85%, 10/11/12 ............................      253,750
 500,000    Dillards, Inc., Notes, 6.43%, 8/1/04 ...............................................      500,000
 500,000    Dollar General Corp., Guaranteed Notes, 8 5/8%, 6/15/10 ............................      556,250
 596,000    J.C. Penney Co., Inc., Notes, 9 3/4%, 6/15/21 ......................................      610,900
 587,000    J.C. Penney Co., Inc. Debentures, 8 1/4%, 8/15/22 ..................................      600,207
                                                                                                   ----------
                                                                                                    2,521,107
                                                                                                   ----------
            SHOE (1.2%)
 750,000    Payless Shoesource, Inc. Senior Subordinated Notes, 8 1/4%, 8/1/13 .................      735,000
                                                                                                   ----------
            STEEL (3.5%)
 800,000    Allegheny Technologies, Inc., Notes, 8 3/4%, 12/15/11 ..............................      832,000
 750,000    Ispat Inland ULC, Secured Notes, 9 3/4%, 4/1/14(1) .................................      774,375
 421,000    United States Steel Corp., Senior Notes, 9 3/4%, 5/15/10 ...........................      468,362
                                                                                                   ----------
                                                                                                    2,074,737
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.7%)
 500,000    Alamosa Delaware, Inc., Senior Notes, 8 1/2%, 1/31/12(1) ...........................      488,750
 500,000    TSI Telecommunication Services Inc., Senior Subordinated Notes, 12 3/4%, 2/1/09 ....      537,500
                                                                                                   ----------
                                                                                                    1,026,250
                                                                                                   ----------
            TRUCKING -- TRANSPORTATION LEASING (0.9%)
 500,000    Roadway Corp., Senior Notes, 8 1/4%, 12/1/08 .......................................      556,491
                                                                                                   ----------
            TOTAL CORPORATE BONDS & NOTES
            (COST $47,398,649) .................................................................   48,629,011
                                                                                                   ----------


--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                                                          VALUE
----------                                                                                                    -------------
CONVERTIBLE PREFERRED STOCKS (1.2%)
            BEVERAGE (0.9%)
  17,000    Constellation Brands, Inc., Par $25 (each share is convertible to .7319 shares of Common Stock
            @ $24.38) 5 3/4%, 9/1/06 ......................................................................    $  558,450
                                                                                                               ----------
            MEDICAL (0.3%)
   3,000    Baxter International, Inc., Par $50 (each share is convertible to 1.4011 shares of Common Stock
            @ $71.93) 7%, 6/16/06 .........................................................................       154,350
                                                                                                               ----------
            TELECOMMUNICATION SERVICES (0.0%)
   2,500    Sprint Corp., Par $25 (each share is convertible to .4182 shares of Common Stock @ $3.97)
            7 1/8%, 8/17/04 ...............................................................................        23,750
                                                                                                               ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (COST $603,508) ...............................................................................       736,550
                                                                                                               ----------
PREFERRED STOCKS (0.1%)
            CABLE (0.1%)
  10,000    Adelphia Communications Corp., Series "B", 13%, each share is exchangeable one for one into
            Debentures, Par $100, 7/15/09(3) ..............................................................        80,000
                                                                                                               ----------
            TOTAL PREFERRED STOCKS
            (COST $244,875) ...............................................................................        80,000
                                                                                                               ----------
WARRANTS (0.0%)
            TELECOMMUNICATION SERVICES (0.0%)
   2,490    XO Communications, Inc., Series "A", Expiring 1/16/10(2) ......................................         2,913
   1,868    XO Communications, Inc. Series "B", Expiring 1/16/10(2) .......................................         1,401
   1,868    XO Communications, Inc. Series "C", Expiring 1/16/10(2) .......................................         1,074
                                                                                                               ----------
            TOTAL WARRANTS
            (COST $0) .....................................................................................         5,388
                                                                                                               ----------
COMMON STOCKS (3.0%)
            COMPUTER PERIPHERALS (0.1%)
   6,000    Identix, Inc.(2) ..............................................................................        32,340
  10,000    Silicon Graphics, Inc.(2) .....................................................................        15,300
                                                                                                               ----------
                                                                                                                   47,640
                                                                                                               ----------


--------------------------------------------------------------------------------
10

                                              VALUE LINE AGGRESSIVE INCOME TRUST
                                                                   July 31, 2004
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                               VALUE
----------                                                         -------------
            COMPUTER SOFTWARE & SERVICES (0.3%)
   5,000    SEI Investments Co. ................................    $  153,350
                                                                    ----------
            ELECTRICAL UTILITY (WEST) (0.1%)
   5,000    XCEL Energy Inc. ...................................        85,500
                                                                    ----------
            ENVIRONMENTAL (0.0%)
   5,000    Perma Fix Environmental Services, Inc.(2) ..........         8,500
                                                                    ----------
            HOUSEHOLD PRODUCTS (0.1%)
   6,000    Salton Inc.(2) .....................................        31,980
                                                                    ----------
            INSURANCE -- LIFE (0.1%)
   6,000    Phoenix Companies, Inc. ............................        62,220
                                                                    ----------
            MACHINERY (0.1%)
   4,000    Met-Pro Corp. ......................................        56,440
                                                                    ----------
            MARITIME (0.2%)
   4,000    Stelmar Shipping Ltd. ..............................       133,800
                                                                    ----------
            METALS & MINING (DIVERSIFIED) (0.3%)
   7,000    BHP Billiton Ltd. ..................................       129,360
   4,000    Noranda, Inc. ......................................        67,600
                                                                    ----------
                                                                       196,960
                                                                    ----------
            NATURAL GAS -- DISTRIBUTION (0.6%)
   5,000    Nicor Inc. .........................................       165,550
   4,000    Northern Border Partners LP. .......................       156,360
   8,000    SEMCO Energy Inc.(2) ...............................        42,640
                                                                    ----------
                                                                       364,550
                                                                    ----------
            OILFIELD SERVICES/EQUIPMENT (0.1%)
   4,000    Willbros Group, Inc.(2) ............................        58,840
                                                                    ----------
            PAPER & FOREST PRODUCTS (0.2%)
   6,000    Delta & Pine Land Co. ..............................       134,700
                                                                    ----------
            PRECISION INSTRUMENT (0.0%)
   6,000    RAE Systems, Inc.(2) ...............................        30,000
                                                                    ----------
            R.E.I.T. (0.4%)
  15,000    Pengrowth Energy Trust .............................       224,250
                                                                    ----------



--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST
Schedule of Investments (unaudited)                                July 31, 2004
--------------------------------------------------------------------------------


  PRINCIPAL
  AMOUNT OR
  NUMBER OF
    SHARES                                                                                                             VALUE
-------------                                                                                                    ----------------
               RETAIL SPECIAL -- LINES (0.2%)
     5,000     CATO Corp. ....................................................................................   $  104,350
                                                                                                                 -----------
               THRIFT (0.2%)
     4,000     Washington Federal Inc. .......................................................................      100,200
                                                                                                                 -----------
               TOTAL COMMON STOCKS
               (COST $1,756,868) .............................................................................    1,793,280
                                                                                                                 -----------
               TOTAL INVESTMENT SECURITIES (88.7%)
               (COST $51,961,245) ............................................................................   53,274,542
                                                                                                                 -----------
REPURCHASE AGREEMENT (9.2%)
(INCLUDING ACCRUED INTEREST)
$3,000,000     Collateralized by $3,023,000 U.S. Treasury Bonds 5 1/4% due 2/15/29, with a value of $3,070,816
               (with UBS Warburg LLC., 1.30%, dated 7/30/04, due 8/2/04 delivery value $3,000,325) ...........    3,000,325
 2,500,000     Collateralized by $1,745,000 U.S. Treasury Bonds 9 7/8% due 11/15/15, with a value of $2,569,655
               (with Morgan Stanley Dean Witter & Co., Inc., 1.27%, dated 7/30/04, due 8/2/04 delivery value
               $2,500,265) ...................................................................................    2,500,265
                                                                                                                 -----------
               TOTAL REPURCHASE AGREEMENTS
               (COST $5,500,590) .............................................................................    5,500,590
                                                                                                                 -----------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%) .........................................    1,273,653
                                                                                                                 -----------
               NET ASSETS (100.0%) ...........................................................................   $60,048,785
                                                                                                                 ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
               SHARE ($60,048,785 - 12,085,761 SHARES OF BENEFICIAL INTEREST OUTSTANDING) ....................   $     4.97
                                                                                                                 ===========

(1) 144A SECURITY WHERE CERTAIN CONDITIONS FOR PUBLIC SALE MAY EXIST.
(2) NON-INCOME PRODUCING SECURITY.
(3) DEFAULTED SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12

                                                                                               VALUE LINE AGGRESSIVE INCOME TRUST
Statement of Assets and Liabilities                               Statement of Operations for the
at July 31, 2004 (unaudited)                                      Six Months Ended July 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                                                 DOLLARS
                                              (IN THOUSANDS
                                             EXCEPT PER SHARE                                                         DOLLARS
                                                 AMOUNT)                                                           (IN THOUSANDS)
                                            -----------------                                                     ---------------
ASSETS:                                                           INVESTMENT INCOME:
Investment securities, at value                                   Interest (net of withholding taxes of $2) .....     $  2,264
   (Cost - $51,962) ..........................   $53,275          Dividends .....................................           74
Repurchase agreements                                             Other .........................................           91
   (Cost - $5,501 ) ..........................     5,501                                                              --------
Cash .........................................       106               Total Income .............................        2,429
Interest receivable ..........................     1,119                                                              --------
Receivable for trust shares sold .............       240          EXPENSES:
Dividend receivable ..........................        12          Advisory fee ..................................          227
                                                 -------          Service and distribution plan fee .............           76
 TOTAL ASSETS ................................    60,253          Audit and legal fees ..........................           30
                                                 -------          Transfer agent fees ...........................           26
LIABILITIES:                                                      Custodian fees ................................           18
Dividends payable to shareholders ............        64          Printing,checks and stationary ................           16
Payable for trust shares repurchased .........        34          Registration and filing fees ..................           16
Accured expenses:                                                 Trustees' fees and expenses ...................           11
   Advisory fee ..............................        38          Other .........................................           11
   Service and distribution plan fees                                                                                 --------
      payable ................................        13               Total expenses before custody credits               431
   Other .....................................        55               Less: custody credits ....................           (1)
                                                 -------                                                              ---------
     TOTAL LIABILITIES .......................       204               Net Expenses .............................          430
                                                 -------                                                              --------
NET ASSETS ...................................   $60,049          NET INVESTMENT INCOME .........................        1,999
                                                 =======                                                              --------
NET ASSETS                                                        REALIZED AND UNREALIZED LOSS ON
Shares of beneficial interest, at $.01 par                           INVESTMENTS
   value (authorized unlimited,                                        Net Realized Gain ........................          329
   outstanding 12,085,761 ) ..................   $   121               Net Change in Net Unrealized
Additional paid-in capital ...................   124,698                  Appreciation(Depreciation) ............       (1,494)
Distributions in excess of net                                                                                        --------
   investment income .........................       (23)         NET REALIZED GAIN AND CHANGE IN NET
Accumulated net realized loss on                                     UNREALIZED APPRECIATION
   investments ...............................   (66,060)            (DEPRECIATION) ON INVESTMENTS ..............       (1,165)
Unrealized net appreciation of                                                                                        --------
   investments ...............................     1,313          NET INCREASE IN NET ASSETS FROM
                                                 -------             OPERATIONS .................................     $    834
NET ASSETS ...................................   $60,049                                                              ========
                                                 -------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ($60,048,785 -
   12,085,761 SHARES OF BENEFICAL
   INTEREST OUTSTANDING) .....................   $  4.97
                                                 =======



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST
Statement of Changes in Net Assets
for the Six Months Ended July 31, 2004 (unaudited) and for the Year Ended January 31, 2004
--------------------------------------------------------------------------------


                                                                                SIX MONTHS
                                                                                  ENDED         YEAR ENDED
                                                                              JULY 31, 2004     JANUARY 31,
                                                                               (UNAUDITED)         2004
                                                                             ---------------   ------------
                                                                                        DOLLARS
                                                                                     (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................      $   1,999       $   4,183
 Net realized gain( loss) on investments .................................            329           1,678
 Change in net unrealized( depreciation)appreciation .....................         (1,494)          7,292
                                                                                ---------       ---------
 Net increase in net assets from operations ..............................            834          13,153
                                                                                ---------       ---------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...................................................         (2,001)         (4,192)
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................         11,406          33,109
 Net proceeds from reinvestment of distributions to shareholders .........          1,587           3,262
                                                                                ---------       ---------
                                                                                   12,993          36,371
 Cost of shares repurchased ..............................................        (15,878)        (34,237)
                                                                                ---------       ---------
 Net (decrease) increase in net assets from share transactions ...........         (2,885)          2,134
                                                                                ---------       ---------
TOTAL (DECREASE) INCREASE IN NET ASSETS ..................................         (4,052)         11,095
NET ASSETS:
 Beginning of period .....................................................         64,101          53,006
                                                                                ---------       ---------
 End of period ...........................................................      $  60,049       $  64,101
                                                                                =========       =========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................      $     (23)      $     (21)
                                                                                =========       =========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                              VALUE LINE AGGRESSIVE INCOME TRUST
Notes to Financial Statements (unaudited)               July 31, 2004
--------------------------------------------------------------------------------

1. Significant Accounting Policies
Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) DISTRIBUTIONS. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(F) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(G) The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.

2. Trust Share Transactions
Transactions in shares of beneficial interest in the Trust were as follows:

                                       SIX MONTHS         YEAR
                                         ENDED            ENDED
                                     JULY 31, 2004     JANUARY 31,
                                      (UNAUDITED)         2004
                                    ---------------   ------------
Shares sold .....................         2,282        7,070
Shares issued to
   shareholders in
   reinvestment of
   dividends ....................           317          686
                                          -----        -----
                                          2,599        7,756
Shares repurchased ..............        (3,188)      (7,269)
                                         ------       ------
Net increase (decrease) .........          (589)         487
                                         ======       ======

Redemption fees of $33,397 were retained by the Trust for the six months ended July 31, 2004.

3. Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                   SIX MONTHS ENDED
                                    JULY 31, 2004
                                     (UNAUDITED)
                                  -----------------
                                    (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $19,849
                                  =======
SALES:
Investment Securities .........   $22,609
                                  =======

4. Income Taxes
At July 31, 2004, information on the tax components of capital is as follows:

                                                   (UNAUDITED)
                                                  (IN THOUSANDS)
                                                 ---------------
Cost of investments for tax purposes .........   $ 57,484
Gross tax unrealized appreciation ............   $  2,555
Gross tax unrealized depreciation ............   $ (1,263)
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $  1,292
                                                 ========
Capital loss carryforward, expires
   January 31, 2007 ..........................   $ (1,692)
Capital loss carryforward, expires
   January 31, 2008 ..........................    (17,496)
Capital loss carryforward, expires
   January 31, 2009 ..........................    (20,923)
Capital loss carryforward, expires
   January 31, 2010 ..........................    (20,654)
Capital loss carryforward, expires
   January 31, 2011 ..........................     (5,624)
                                                 --------
Capital loss carryforward, at
   January 31, 2004 ..........................   $(66,389)
                                                 ========

--------------------------------------------------------------------------------
16

                                              VALUE LINE AGGRESSIVE INCOME TRUST
                                                                   July 31, 2004
--------------------------------------------------------------------------------

To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums.

The tax composition of dividends paid to shareholders during the six months ended July 31, 2004 and the fiscal year ended January 31, 2004 were as follows:

                             JULY 31, 2004     JANUARY 31,
                              (UNAUDITED)         2004
                            ---------------   ------------
                                    (IN THOUSANDS)
Ordinary Income .........        $2,001       $4,192

5. Investment Advisory Contract, Management Fees and Transactions With
      Affiliates
An advisory fee of $226,822 was paid or payable to Value Line, Inc., the Trust's investment adviser (the "Adviser"), for the six months ended July 31, 2004. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $75,607 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2004.

Certain officers and directors of the Adviser and the Distributor are also officers and a Trustee of the Trust. At July 31, 2004, the Adviser and certain officers and Trustees owned 2,442 shares of beneficial interest in the Trust, representing .02% of the outstanding shares.


--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST
Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                        SIX MONTHS
                                           ENDED                               YEARS ENDED JANUARY 31,
                                       JULY 31, 2004     ========================================================================
                                        (UNAUDITED)         2004           2003           2002            2001           2000
                                       ==========================================================================================
NET ASSET VALUE, BEGINNING OF
 PERIOD ...............................  $   5.06         $   4.35       $   4.74       $   5.24       $    7.22       $    7.45
                                         --------         --------       --------       --------       ---------       ---------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ................      0.16             0.34           0.41           0.49 (1)        0.66            0.73
 Net gains or losses on securities
   (both realized and unrealized) .....     (0.09)            0.70          (0.40)         (0.50)(1)      ( 1.98)          (0.23)
                                         --------         --------       --------       --------       ---------       ---------
Total from investment operations ......      0.07             1.04           0.01          (0.01)         ( 1.32)           0.50
                                         --------         --------       --------       --------       ---------       ---------
Redemption fees .......................        --             0.01           0.01             --              --              --
                                         --------         --------       --------       --------       ---------       ---------
LESS DISTRIBUTIONS:
Dividends from net investment
 income ...............................     (0.16)           (0.34)         (0.41)         (0.49)         ( 0.66)          (0.73)
                                         --------         --------       --------       --------       ---------       ---------
NET ASSET VALUE, END OF PERIOD ........  $   4.97         $   5.06       $   4.35       $   4.74       $    5.24       $    7.22
                                         ========         ========       ========       ========       =========       =========
TOTAL RETURN ..........................      1.49%+          25.01%          0.40%         (0.12)%        (19.14)%          7.16%
                                         ========         ========       ========       ========       =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...........................  $ 60,049         $ 64,101       $ 53,006       $ 95,921       $ 116,924       $ 169,586
Ratio of expenses to average net
 assets ...............................      1.42%(2)*        1.43%(2)       1.37%(2)       1.23%(2)        1.04%(2)        0.82%(2)
Ratio of net investment income to
 average net assets ...................      6.62%*           6.98%          9.12%          9.72%(1)       10.61%          10.04%
Portfolio turnover rate ...............        35%              76%            59%           140%            184%            154%

(1) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE TRUST ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002, ON NET INVESTMENT AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.79% TO 9.72%. PER SHARE AND RATIOS FOR THE YEAR PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.
(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.24% FOR THE YEAR ENDED JANUARY 31, 2002 AND WOULD NOT HAVE CHANGED AS OF JULY 31, 2004, JANUARY 31, 2004, JANUARY 31, 2003, JANUARY 31, 2001
    AND JANUARY 31, 2000.
+NOT ANNUALIZED
*ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
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

                                              VALUE LINE AGGRESSIVE INCOME TRUST
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Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-243-2729 or on the SEC's web site (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31 is also available on the SEC's web site at http://www.sec.gov or on the Fund's web site at http://vlfunds.com.



Shareholder Reports and Quarterly Portfolio Disclosure
The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling Value Line at 1-800-243-2729; or on Value Line's website at http://vlfunds.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.


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

VALUE LINE AGGRESSIVE INCOME TRUST
                         The Value Line Family of Funds
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1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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